Commitments and Contingencies (Details Narrative) - USD ($)					3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 22, 2026	Apr. 23, 2026	Dec. 19, 2025	Nov. 21, 2024	Sep. 30, 2026	Sep. 30, 2026	Dec. 31, 2025	Oct. 20, 2026	Jul. 31, 2026	Jun. 30, 2026	Apr. 22, 2026	Sep. 30, 2025	Sep. 17, 2025	Jun. 30, 2025	Mar. 01, 2025	Dec. 31, 2024	Mar. 29, 2023	Jan. 25, 2023	Jan. 24, 2023
Deferred bonuses outstanding					$ 100,000	$ 100,000	$ 100,000
Payments for deposits				$ 3,000,000.0
Cash obligation							$ 3,000,000.0
Contingency record							The Company currently considers an adverse outcome reasonably possible but not probable. The estimated range of loss is $0 to $7.8 million. Accordingly, no accrual has been recorded for this contingency beyond the $3.0 million already reflected in the financial statements.
Payments for legal settlements		$ 3,000,000.0
Loss contingency damages sought value		3,000,000.0
Loss contingency period		$ 0
Equity, Attributable to Parent					5,188,976	5,188,976	$ 8,235,908			$ 6,100,967		$ 6,996,611		$ (17,859,171)		$ (12,288,014)
Share price											$ 1.00		$ 1.00					$ 300.00	$ 480.00
Common Stock, Shares Held in Employee Trust					$ 1,000,000.0	$ 1,000,000.0
Shares issued							1,457	250				1,500
Minimum market value	$ 5,000,000.0
Stock issued during period, value	$ 5,000,000.0				$ 1,362	$ 1,341,240
Debt instrument, face amount									$ 1,000,000.0						$ 10,700,000		$ 14,500,000
Maximum [Member]
Loss contingency period						7,800,000
Equity, Attributable to Parent					2,500,000	2,500,000
Debt instrument, face amount									$ 400,000
Minimum [Member]
Equity, Attributable to Parent					$ 2,500,000	$ 2,500,000
Share price					$ 1.00	$ 1.00
Common Class A [Member]
Sale of stock			10,417